Note 6 - Income Taxes	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
6 .	INCOME TAXES

Components of tax expense (benefit) are as follows:

	Year Ended March 31
	2016	2015
Federal
Current	$274,947	$519,271
Deferred	(221,144)	(377,356)
	53,803	141,915
State
Current	50,878	161,571
	50,878	161,571
Total	$104,681	$303,486

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31
	2016	2015
Income tax expense at U.S. federal statutory rate	34.0%	34.0%
Benefit of tax deduction allowed to manufacturing companies	(6.6)	(7.0)
Current year state and local income taxes net of federal income tax benefit	8.4	7.3
Other	(9.5)	10.0
Provision for income taxes	26.3%	44.3%

The Company’s tax returns may be subject to examination by the Internal Revenue Service for the fiscal years ended March 31, 2013 through March 31, 2015. State and local returns may be subject to examination for fiscal years ended March 31, 2012 through March 31, 2015.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows:

	March 31
	2016	2015
Deferred tax liabilities:
Depreciation	$(871,665)	$(1,231,047)
Total deferred tax liabilities	(871,665)	(1,231,047)
Deferred tax assets:
Inventory capitalization	179,956	201,094
LIFO Inventory	783,645	783,645
Postretirement benefits other than pensions	267,104	370,562
Other	49,462	63,104
Total deferred tax assets	1,280,167	1,418,405
Net deferred tax asset	$408,502	$187,358